Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Realized financial derivatives gain	CAD (7,616)	CAD (96,929)
Unrealized financial derivatives loss	(2,439)	(140,136)
Financial derivatives (gain) loss	CAD (5,177)	CAD 43,207